Financial Assets and Liabilities - Summary of Future Minimum Lease Commitments Payable with Non-cancellable Operating Leases (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases one year	₱ 20,666	₱ 18,456
Within 12 months [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases one year	11,945	10,911
Later than one year and not later than five years [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases one year	6,043	5,376
More than 5 years [Member]
Disclosure Of Operating Lease By Lessee [Line Items]
Future minimum lease commitments payable with non-cancellable operating leases one year	₱ 2,678	₱ 2,169